UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hanson McClain Advisors

Address:   3620 Fair Oaks Blvd.
           Suite 300
           Sacramento, CA 95864


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Watson-Schroer
Title:  Chief Compliance Officer
Phone:  (800) 482-2196

Signature,  Place,  and  Date  of  Signing:

/s/ Rebecca Watson-Schroer         Sacramento, CA                     8/29/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              61

Form 13F Information Table Value Total:  $      136,742
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
--------------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ -----------
ADVANCED CELL TECHNOLOGY          SHS            00752K105    1,720       20000 SH       SOLE                   0      0       20000
AMERICAN INTL GROUP               WTS EXP        ACG874152        -       45985 SH       SOLE       *.001       0      0       45985
                                  01/19/2021
APPLE INC                         SHS            037833100    2,172        3511 SH       SOLE                   0      0        3511
AT&T INC                          COM            00206R102    1,912   60809.386 SH       SOLE                   0      0   60809.386
BANK OF AMERICA                   COM            060505104      427   44093.398 SH       SOLE                   0      0   44093.398
BERKSHIRE HATHAWAY                CL A           084670108      368           3 SH       SOLE                   0      0           3
BERKSHIRE HATHAWAY                CL B NEW       084670702      330        4027 SH       SOLE                   0      0        4027
BRISTOL MYERS SQUIBB              SHS            110122108      147    4346.139 SH       SOLE                   0      0    4346.139
CATERPILLAR INC                   COM            149123101      231    2150.862 SH       SOLE                   0      0    2150.862
CEL-SCI CORP COM NEW              COM            150837409       15       30200 SH       SOLE                   0      0       30200
CHEVRON CORP NEW                  COM            166764100    1,385   12785.462 SH       SOLE                   0      0   12785.462
COCA COLA CO                      COM            191216100      628    8468.205 SH       SOLE                   0      0    8468.205
COLE CREDIT PROPERTY TRUST II INC UNIT           19326N106      123   13165.994 SH       SOLE                   0      0   13165.994
CONOCOPHILLIPS                    COM            20825C104      251    3269.851 SH       SOLE                   0      0    3269.851
COPPER KING MNG CORP              COM            21750M109        -      500000 SH       SOLE                   0      0      500000
COSTCO WHOLESALE                  SHS            22160K105      217    2359.133 SH       SOLE                   0      0    2359.133
EXXON MOBIL CORP                  COM            30231G102      986   11320.768 SH       SOLE                   0      0   11320.768
EYE CARE INTL INC                 CL A NEW       301942108        -       25000 SH       SOLE                   0      0       25000
FIRST TR MORNINGSTAR DIVID LDRS   ETF            336917109    6,200  347931.915 SH       SOLE                   0      0  347931.915
INDEX
FORD MTR CO DEL                   COM            345370860      203    16118.66 SH       SOLE                   0      0    16118.66
FORELAND CORP                     COM NEW        345458301        -       10000 SH       SOLE                   0      0       10000
GENERAL ELECTRIC CO               COM            369604103      412   20599.139 SH       SOLE                   0      0   20599.139
HEALTH NET INC  COM               COM            42222G108      274        6896 SH       SOLE                   0      0        6896
HEWLETT-PACKARD CO                COM            428236103      392   16400.178 SH       SOLE                   0      0   16400.178
HOME DEPOT INC                    COM            437076102      205    4106.072 SH       SOLE                   0      0    4106.072
IMAGING3 INC                      COM            45248F103        7      110000 SH       SOLE                   0      0      110000
INTEL CORP                        SHS            458140100    3,502  123389.346 SH       SOLE                   0      0  123389.346
INTL BUSINESS MACH                SHS            459200101    1,084    5173.687 SH       SOLE                   0      0    5173.687
ISHARES TR DOW JONES              ETF            464287168    2,242   39764.065 SH       SOLE                   0      0   39764.065
ISHARES TR DOW JONES EPAC SELECT  ETF            464288448    1,247   37971.887 SH       SOLE                   0      0   37971.887
JOHNSON & JOHNSON                 COM            478160104      476    7187.171 SH       SOLE                   0      0    7187.171
KINDER MORGAN MGMT                SHS            EKE55U103        -      808113 SH       SOLE                   0      0      808113
MEDTRONIC INC                     COM            585055106      258    6519.615 SH       SOLE                   0      0    6519.615
MICROSOFT CORP                    SHS            594918104      865   26796.118 SH       SOLE                   0      0   26796.118
ORACLE CORPORATION                SHS            68389X105      228    7729.388 SH       SOLE                   0      0    7729.388
PAC-WEST TELECOM INC              SHS            69371Y101        -       36400 SH       SOLE                   0      0       36400
PEPSICO INC                       COM            713448108      302    4519.815 SH       SOLE                   0      0    4519.815
PG & E CORP                       COM            69331C108      294    6760.679 SH       SOLE                   0      0    6760.679
PROCTER & GAMBLE CO               SHS            742718109      465    6876.652 SH       SOLE                   0      0    6876.652
PUTNAM PREMIER INC                SHS            746853100       82   14952.182 SH       SOLE                   0      0   14952.182
REDWOOD MORTGAGE INVESTORS IV LTD UNIT           758998124       18    18126.17 SH       SOLE                   0      0    18126.17
REDWOOD MORTGAGE INVESTORS VI LTD UNIT           758059109       26    26183.49 SH       SOLE                   0      0    26183.49
REDWOOD MORTGAGE INVESTORS VII    UNIT           758059208       90    90379.19 SH       SOLE                   0      0    90379.19
LTD
REDWOOD MORTGAGE INVESTORS VIII   UNIT           758059307       41    40531.23 SH       SOLE                   0      0    40531.23
LTD
SIERRA VISTA BK                   COM            82651B105       18       10000 SH       SOLE                   0      0       10000
SOUTHERN CO                       COM            842587107      484   10739.559 SH       SOLE                   0      0   10739.559
SPDR DOW JONES INDL               ETF            78467X109      260    1964.359 SH       SOLE                   0      0    1964.359
SPDR GOLD TR GOLD                 ETF            78463V107    1,594        9785 SH       SOLE                   0      0        9785
SPDR S&P 500 ETF                  ETF            78462F103      402    2833.068 SH       SOLE                   0      0    2833.068
STANDARD PAC CORP                 SHS            85375C101       93       21600 SH       SOLE                   0      0       21600
SUREWEST COMMUNICATIONS           SHS            868733106    1,420   63078.198 SH       SOLE                   0      0   63078.198
UNIVERSAL EXPRESS                 SHS            91349P103        -      300000 SH       SOLE                   0      0      300000
UNIVERSAL HEALTH RLTY INC TR      SHS            91359E105       77    1942.679 SH       SOLE                   0      0    1942.679
VANGUARD INDEX FDS  LG CAP VIPERS ETF            922908637    3,059   47101.586 SH       SOLE                   0      0   47101.586
VANGUARD INDEX FDS  TOTAL STK MKT ETF            922908769   87,954 1207001.083 SH       SOLE                   0      0 1207001.083
VANGUARD INDEX FDS SM CAP VALUE   ETF            922908611      311    4378.049 SH       SOLE                   0      0    4378.049
VIPERS

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
--------------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ -----------
VANGUARD INTL EQUITY IND MSCI     ETF            922042858   11,197  254699.044 SH       SOLE                   0      0  254699.044
EMERG
VANGUARD SCOTTSDALE INT CORP BOND ETF            92206C870      222    2654.216 SH       SOLE                   0      0    2654.216
VERIZON COMMUNICATIONS            COM            92343V104      368    9564.468 SH       SOLE                   0      0    9564.468
VODAFONE GROUP SPON               SHS            92857W209      546    19289.07 SH       SOLE                   0      0    19289.07
WELLS FARGO & CO                  NEW            949746101      361   10456.393 SH       SOLE                   0      0   10456.393